CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (53,743)	$ (42,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and issuance costs	87	100
Depreciation expense	499	370
Loss on disposal of property and equipment	0	23
Stock-based compensation expense	1,428	1,238
Non-cash lease expense	544	776
Change in fair value of convertible notes	6,193	2,402
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(94)	(1,209)
Other noncurrent assets	(4,503)	195
Accounts payable	2,033	(1,241)
Operating lease liability	(471)	(409)
Accrued expenses and other current liabilities	199	3,758
Contingent liability	55,000	0
Deferred revenue	(25,849)	25,849
Net cash used in operating activities	(18,677)	(10,957)
Cash flows from investing activities:
Purchases of property and equipment	(5)	(2,485)
Proceeds from sale of property and equipment	0	19
Net cash used in investing activities	(5)	(2,466)
Cash flows from financing activities:
Proceeds from borrowings under loan and security agreement, net	5,500	0
Payments on borrowings under loan and security agreement, net	(5,200)
Proceeds from exercise of common stock options	106	69
Proceeds from issuance of convertible debt	0	30,000
Net cash provided by financing activities	406	30,069
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	(18,276)	16,646
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	49,540	32,894
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	31,264	49,540
Supplemental disclosure of non-cash operating, investing and financing activities:
Interest payments on venture debt	422	229
Right-of-use asset obtained in exchange for new operating lease liability	$ 0	$ 7,666